Schedule of investments
Delaware International Small Cap Fund	February 28, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 95.25%Δ
Argentina − 0.93%
Arcos Dorados Holdings Class A	82,748	$ 683,498
		683,498
Australia − 3.32%
HUB24	47,588	931,199
IPH	103,768	565,586
Pro Medicus	22,932	941,442
		2,438,227
Austria − 3.20%
BAWAG Group	16,645	1,037,839
DO & CO †	7,584	861,520
Vienna Insurance Group AG Wiener Versicherung Gruppe	16,058	449,241
		2,348,600
Brazil − 2.58%
3R Petroleum Oleo e Gas †	94,483	661,414
CSN Mineracao SA	971,208	862,604
SLC Agricola	39,587	373,152
		1,897,170
Canada − 9.42%
Aritzia †	25,873	787,662
ATS †	65,635	2,648,008
Capital Power	24,633	766,701
ERO Copper †	24,543	384,918
Granite Real Estate Investment Trust	9,954	600,085
Jamieson Wellness	26,944	660,715
Major Drilling Group International †	90,734	710,179
SunOpta †	47,016	361,105
		6,919,373
China − 8.61%
AK Medical Holdings	788,000	940,653
Atour Lifestyle Holdings ADR †	28,366	749,713
Beijing Capital International Airport †	1,204,000	880,444
China Meidong Auto Holdings	162,000	348,378
China Yongda Automobiles Services Holdings	723,000	558,180
Dongyue Group	629,000	711,586
Hainan Meilan International Airport †	176,000	433,195
MMG †	1,920,000	540,576
Sinotruk Hong Kong	267,000	420,430
Xiabuxiabu Catering Management China Holdings	192,000	204,490
NQ-581 [2/23] 04/23 (2832213)    1

Schedule of investments
Delaware International Small Cap Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Xtep International Holdings	476,000	$ 537,284
		6,324,929
Denmark − 2.52%
Jyske Bank †	22,058	1,849,386
		1,849,386
Finland − 0.97%
Valmet	21,590	714,074
		714,074
France − 1.30%
IPSOS	15,524	953,987
		953,987
Germany − 3.50%
Befesa	11,357	594,128
HUGO BOSS	14,337	981,733
K+S	16,244	386,407
SGL Carbon †	65,280	612,444
		2,574,712
Greece − 1.17%
Alpha Services and Holdings SA †	547,046	856,344
		856,344
India − 1.04%
Varun Beverages	48,747	767,020
		767,020
Indonesia − 0.69%
AKR Corporindo	5,567,900	505,675
		505,675
Ireland − 0.95%
Glenveagh Properties †	665,540	700,422
		700,422
Israel − 1.36%
Inmode †	28,226	996,660
		996,660
Italy − 4.96%
Azimut Holding	35,403	841,406
Brembo	16,869	266,208
Brunello Cucinelli	10,774	908,234
Piaggio & C	203,680	861,729
2    NQ-581 [2/23] 04/23 (2832213)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Italy (continued)
Reply	6,383	$ 768,298
		3,645,875
Japan − 21.60%
Amvis Holdings	58,800	1,416,503
Asics	73,400	1,859,866
BayCurrent Consulting	27,700	1,088,429
DMG Mori	66,200	1,064,315
Fujimi	23,400	1,122,265
Fukuoka Financial Group	72,100	1,609,812
Goldwin	15,500	1,346,737
IHI	45,400	1,178,723
Mebuki Financial Group	623,800	1,676,845
SHO-BOND Holdings	12,800	504,836
SMS	34,700	832,107
TechnoPro Holdings	56,300	1,430,708
Toho Titanium	51,000	738,283
		15,869,429
Mexico − 3.53%
Banco del Bajio	167,999	641,916
Corp. Inmobiliaria Vesta	290,780	842,152
Grupo Aeroportuario del Centro Norte	116,039	1,109,494
		2,593,562
Netherlands − 1.20%
Just Eat Takeaway.com †	40,415	884,862
		884,862
Norway − 3.10%
Aker Solutions	160,203	680,317
Subsea 7	65,357	851,514
TOMRA Systems	46,604	745,229
		2,277,060
Republic of Korea − 1.29%
Hotel Shilla	8,233	498,988
LEENO Industrial	3,644	446,946
		945,934
Russia − 0.13%
Detsky Mir PJSC =, †	188,399	94,199
		94,199
NQ-581 [2/23] 04/23 (2832213)    3

Schedule of investments
Delaware International Small Cap Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
South Africa − 1.21%
African Rainbow Minerals	32,998	$ 457,085
Motus Holdings	71,801	432,643
		889,728
Spain − 2.66%
Banco de Sabadell	923,779	1,205,718
Melia Hotels International †	113,492	752,054
		1,957,772
Sweden − 2.10%
Catena	17,207	674,933
Fortnox	145,729	867,302
		1,542,235
Taiwan − 3.55%
Alchip Technologies	19,000	583,352
Lotes	31,000	870,821
Wafer Works	340,000	496,288
Wiwynn	21,000	658,508
		2,608,969
Thailand − 0.70%
Land & Houses	1,844,900	511,584
		511,584
United Kingdom − 6.35%
Beazley	110,212	905,443
Diploma	10,737	359,295
Grafton Group	22,088	252,561
Inchcape	96,227	1,053,295
Keywords Studios	28,374	987,030
Pagegroup	78,583	422,331
RS GROUP	58,201	684,319
		4,664,274
United States − 1.31%
Noble †	22,767	959,268
		959,268
Total Common Stocks (cost $63,054,851)		69,974,828

4    NQ-581 [2/23] 04/23 (2832213)

(Unaudited)
	Number of shares	Value (US $)

Preferred Stock – 0.71%
Brazil − 0.71%
Metalurgica Gerdau SA 10.99%	218,885	$ 524,275
Total Preferred Stock (cost $571,264)		524,275

Short-Term Investments – 6.32%
Money Market Mutual Funds – 6.32%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.42%)	1,160,106	1,160,106
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.46%)	1,160,106	1,160,106
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.57%)	1,160,106	1,160,106
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	1,160,106	1,160,106
Total Short-Term Investments (cost $4,640,424)		4,640,424
Total Value of Securities−102.28% (cost $68,266,539)		75,139,527
Liabilities Net of Receivables and Other Assets — (2.28%)		(1,674,637)
Net Assets Applicable to 10,049,216 Shares Outstanding — 100.00%	$73,464,890
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
PJSC – Private Joint Stock Company
NQ-581 [2/23] 04/23 (2832213)    5